Investment in a Joint Venture - Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC (Details) - Vibe Music Arabia FZ-LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC [Line Items]
Revenue	$ 12,434	$ 173,918
Cost of revenue	(1,746)	(148,491)
Gross profit	10,688	25,427
Selling and distribution expenses	(26,862)	(95,688)
General and administrative expenses		(348,287)
Other (expenses) / income	(592)	196
Finance cost		(6,584)
Net foreign exchange differences		(2,674)
Total comprehensive loss for the year	(16,766)	(427,610)
Group’s share of loss for the year (50%)	$ (8,383)	$ (213,805)